Prepayments and other current assets (Tables)	12 Months Ended
Dec. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepayments and Other Current Assets

The following is a summary of prepayments and other current assets:

	As of December 31,
	2014	2015
	US$	US$
Rental and other deposits	2,211	19,498
Prepaid advertising fees	6,898	12,199
Input VAT	2,090	11,796
Employee advances	3,785	10,954
Prepayment for service fees	940	7,205
Prepaid rental	4,863	5,199
Interest receivable	2,574	33
Note and other receivables	—	7,113
Others	770	2,881
Total	24,131	76,878